Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended
	Sep. 30, 2020	Jul. 31, 2024	Jul. 31, 2024
C000222147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCT Thematic Equity Fund, Institutional Shares
Without Sales Load [Member] | C000222147
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	12.22%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		17.02%	11.80%